Fees Summary	Apr. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,400,933,913.75
Previously Paid Amount	0.00
Total Fee Amount	214,482.98
Total Offset Amount	0.00
Net Fee	$ 214,482.98